Income Taxes, Income Tax Returns (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Anticipated decrease in unrecognized tax benefits over the next 12 months	$ 6
Reversal of previously accrued income tax expense, including interest and penalties	4	$ 25	$ 9
Accrued potential interest included within current and non-current income taxes payable	15	11
Accrued potential interest included within current and non-current income taxes payable after income taxes	11	7
Potential penalties	8	7
Benefit (Expense) Related Items Included in Income Taxes Expenses	5	$ (3)
Deferred taxes for the repatriation of earnings from certain subsidiaries			$ 17
Undistributed earnings of non-U.S. Companies	$ 844